Segmented information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)
Disclosure of operating segments [line items]
Number of reportable segments | segment	5
Total revenue	$ 121,776	$ 73,486
Total expenses	87,114	60,536
Income (loss) before income taxes	34,662	12,950
Adjusted base EBITDA	44,166	29,003
Reportable segments | Exchange listed products
Disclosure of operating segments [line items]
Total revenue	37,680	24,528
Total expenses	9,151	9,274
Income (loss) before income taxes	28,529	15,254
Adjusted base EBITDA	30,563	17,988
Reportable segments | Managed equities
Disclosure of operating segments [line items]
Total revenue	41,354	14,058
Total expenses	22,686	8,145
Income (loss) before income taxes	18,668	5,913
Adjusted base EBITDA	10,762	3,167
Reportable segments | Lending
Disclosure of operating segments [line items]
Total revenue	15,509	14,745
Total expenses	8,469	8,224
Income (loss) before income taxes	7,040	6,521
Adjusted base EBITDA	7,272	10,725
Reportable segments | Brokerage
Disclosure of operating segments [line items]
Total revenue	30,683	21,208
Total expenses	23,454	20,442
Income (loss) before income taxes	7,229	766
Adjusted base EBITDA	8,052	3,342
Reportable segments | Corporate
Disclosure of operating segments [line items]
Total revenue	(7,214)	(2,604)
Total expenses	18,566	9,904
Income (loss) before income taxes	(25,780)	(12,508)
Adjusted base EBITDA	(13,722)	(7,290)
Consolidation, elimination and all other segments
Disclosure of operating segments [line items]
Total revenue	3,764	1,551
Total expenses	4,788	4,547
Income (loss) before income taxes	(1,024)	(2,996)
Adjusted base EBITDA	$ 1,239	$ 1,071